Acquisitions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended
	Dec. 31, 2013 entity	Dec. 31, 2012 entity	Dec. 31, 2011 entity	Dec. 31, 2013 Intangible assets: Customer relationships	Dec. 31, 2012 Intangible assets: Customer relationships	Jul. 25, 2013 Business acquisitions in 2013	Dec. 31, 2013 Business acquisitions in 2013	May 16, 2012 Thomas & Betts	Dec. 31, 2013 Thomas & Betts	Dec. 31, 2012 Thomas & Betts	Dec. 31, 2011 Thomas & Betts	Dec. 31, 2012 Thomas & Betts Intangible assets: Customer relationships	Dec. 31, 2012 Thomas & Betts Technology	Dec. 31, 2012 Thomas & Betts Trade name(s)	Dec. 31, 2012 Thomas & Betts Order backlog	Dec. 31, 2012 Business acquisitions in 2012, excluding Thomas & Betts	Jan. 27, 2011 Baldor Electric	Dec. 31, 2011 Baldor Electric	Dec. 31, 2011 Baldor Electric Intangible assets: Customer relationships	Dec. 31, 2011 Baldor Electric Technology	Dec. 31, 2011 Baldor Electric Trade name(s)	Dec. 31, 2011 Baldor Electric Order backlog	Dec. 31, 2011 Baldor Electric Other intangible assets	Dec. 31, 2011 Business acquisitions in 2011, excluding Baldor
Acquisitions
Acquisitions (net of cash acquired)	$ 897	$ 3,643	$ 3,805				$ 897			$ 3,381						$ 262		$ 3,055						$ 750
Aggregate excess of purchase price over fair value of net assets acquired	525	2,895	3,261
Number of acquired businesses	7	9	10
Fair value of replacement vested stock options issued	2	5	19				2			5								19
Adjustment included in aggregate excess of purchase price over fair value of net assets acquired reflecting reduction in certain deferred tax liabilities									63
Percentage of outstanding shares acquired																	83.25%
Purchase price per share of acquisition (in dollars per share)						$ 6.35		$ 72									$ 63.50
Percentage of shares held after exercise of top-up																	91.60%
Percentage of shares of remaining outstanding shares, then acquired																	8.40%
Aggregate cash outflows related to acquisition						737		3,700									4,276
Cash outflows for purchase of shares						705		3,282									2,966
Cash settlement of acquired entity's options held at acquisition date						32		94									70
Cash outflows to repay debt assumed upon acquisition								324									1,240
Allocation of the purchase consideration for business acquisitions
Intangible assets							206			1,515		1,169	179	155	12	68		1,406	996	259	121	15	15	447
Weighted-average useful life of acquired intangible assets	7 years	15 years		11 years	18 years		7 years			15 years		18 years	5 years	10 years	7 months 15 days			16 years	19 years	7 years	10 years	2 months	5 years
Allocated amount, fixed assets							135			458						25		382						40
Allocated amount, debt acquired										(619)								(1,241)						202
Allocated amount, deferred tax liabilities							(190)			(971)						(24)		(693)						(99)
Allocated amount, inventories										300								422
Allocated amount, Other assets and liabilities, net							158			49						21		51						(171)
Allocated amount, Goodwill	10,670	10,226	7,269				588			2,649						172		2,728						533
Total consideration (net of cash acquired)	897	3,643	3,805				897			3,381						262		3,055						750
Gross receivables										387								266
Receivables, net of allowance for estimated uncollectable receivables										344								263
Cash acquired										521								48
Total revenues										1,541								1,950
Net loss (including acquisition charges)										10								155
Unaudited pro forma financial information
Total revenues										40,251	40,288
Income from continuing operation, net of tax										2,924	3,381
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)										(26)	(69)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition										11	(12)
Impact on cost of sales from fair valuing acquired inventory										31	(31)
Impact on cost of sales from additional depreciation of fixed assets										(12)	(33)
Interest expenses on debt										5	21
Impact on selling, general and administrative expenses from Thomas & Betts stock-option plans adjustments										16
Impact on selling, general and administrative expenses from acquisition related costs										56	(20)
Impact on interest and other finance expense from bridging facility costs										13
Other										(5)	(15)
Income taxes										(7)	44
Total pro forma adjustments										$ 82	$ (115)